UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment |_| ; Amendment Number:
                                                ----
    This Amendment (Check only one): |_|   is a restatement.
                                     |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First United Bank & Trust
         -------------------------------
Address: 19 South Second Street
         -------------------------------
         Oakland, Maryland 21550
         -------------------------------

Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eugene D. Helbig, Jr.
         -------------------------------
Title:   Senior Trust Officer/SVP
         -------------------------------
Phone:   301-533-2360
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.       Oakland, Maryland         April 28, 2011
-------------------------       -----------------         --------------
       Signature                   City, State                 Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 75
                                                               -----------

Form 13F Information Table Value Total:                            $66,360
                                                               -----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  None

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                  VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER
        NAME OF ISSUER                CLASS        CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------ ----------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ACCENTURE LTD                                    G1151C101      634     11539   SH           SOLE              11539     0      0
AT&T INC                                 COM     00206R102      479     15657   SH           SOLE              15657     0      0
ABBOTT LABS                              COM      2824100       612     12470   SH           SOLE              12470     0      0
AECOM TECHNOLOGY CORP DELAW A                    00766T100      421     15194   SH           SOLE              15194     0      0
APPLE INC COM                                    37833100       209       601   SH           SOLE                601     0      0
BECTON DICKINSON AND COMPANY                     75887109       404      5080   SH           SOLE               5080     0      0
BRISTOL MYERS SQUIBB CO                  COM     110122108     1455     55068   SH           SOLE              55068     0      0
CSX CORP                                 COM     126408103      831     10570   SH           SOLE              10570     0      0
CHEVRONTEXACO                                    166764100     1560     14517   SH           SOLE              14517     0      0
CISCO SYS INC                            COM     17275R102      385     22480   SH           SOLE              22480     0      0
COCA COLA CO                             COM     191216100     1151     17352   SH           SOLE              17352     0      0
CORNING INC                              COM     219350105      587     28483   SH           SOLE              28483     0      0
COSTCO WHSL CORP NEW                             22160K105      330      4505   SH           SOLE               4505     0      0
DANAHER CORP DEL                         COM     235851102     1610     31019   SH           SOLE              31019     0      0
DEERE & COMPANY                                  244199105     1165     12026   SH           SOLE              12026     0      0
DISNEY WALT CO                       COM DISNEY  254687106      600     13931   SH           SOLE              13931     0      0
DOMINION NEW RES INC VA NEW                      25746U109     1374     30748   SH           SOLE              30748     0      0
DU PONT E I DE NEMOURS & CO              COM     263534109     1260     22916   SH           SOLE              22916     0      0
EXELON CORP                                      30161N101      642     15568   SH           SOLE              15568     0      0
EXXON MOBIL CORP                         COM     30231G102     2662     31644   SH           SOLE              31644     0      0
FIRST UNITED CORPORATION                         33741H107      882    286402   SH           SOLE             283402  3000      0
GENERAL ELEC CO                          COM     369604103      242     12055   SH           SOLE              12055     0      0
GILEAD SCIENCES INC                              375558103      364      8562   SH           SOLE               8562     0      0
GRAINGER W W INC                                 384802104      708      5143   SH           SOLE               5143     0      0
HEINZ H J CO                             COM     423074103      908     18607   SH           SOLE              18607     0      0
INTEL CORP                               COM     458140100      478     23688   SH           SOLE              23688     0      0
INTERNATIONAL BUSINESS MACH             SCOM     459200101     1072      6571   SH           SOLE               6571     0      0
ISHARES DOW JONES TRANSPORT A                    464287192      917      9563   SH           SOLE               9563     0      0
ISHARES TRUST MSCI EMERGIN                       464287234      704     14468   SH           SOLE              14468     0      0
ISHARES MSCI EAFE INDEX FUND                     464287465      327      5442   SH           SOLE               5442     0      0
ISHARE RUSSELL MID CAP VALUE                     464287473     1406     29204   SH           SOLE              29204     0      0
ISHARE RUSELL MID CAP GROWTH                     464287481      926     15204   SH           SOLE              15204     0      0
ETF- ISHARES TRUST MID CAP I                     464287499      494      4533   SH           SOLE               4533     0      0
ISHARES RUSSELL 1000 VAL INDEX FD                464287598     1345     19584   SH           SOLE              19584     0      0
ISHARES RUSSELL 1000 GROWTH INDEX
  FD                                             464287614     2471     40857   SH           SOLE              40857     0      0
ISHARES RUSSELL 2000 VALUE                       464287630     1026     13606   SH           SOLE              13606     0      0
ISHARES TR RUSSELL 2000 GROWTH
  INDEX FD                                       464287648     1181     12392   SH           SOLE              12392     0      0
ISHARES-TECHNOLOGY                               464287721     1426     21436   SH           SOLE              21436     0      0
ISHARES TR DJ US REAL EST                        464287739     1061     17866   SH           SOLE              17866     0      0
ISHARES - HEALTH                                 464287762      856     12389   SH           SOLE              12389     0      0
J P MORGAN CHASE & CO                            46625H100      408      8854   SH           SOLE               8854     0      0
JOHNSON & JOHNSON                        COM     478160104     1245     21009   SH           SOLE              21009     0      0
JUNIPER NETWORKS                                 48203R104      357      8475   SH           SOLE               8475     0      0
KOHL'S CORP (WISCONSIN)                          500255104     1210     22819   SH           SOLE              22819     0      0
LOWES COS INC                            COM     548661107     1073     40596   SH           SOLE              40596     0      0
M & T BANK CORP                                  55261F104      401      4531   SH           SOLE               4531     0      0
MCDONALDS CORP                           COM     580135101      813     10685   SH           SOLE              10685     0      0
MEADWESTVACO CORP                                583334107      354     11688   SH           SOLE              11688     0      0
MICROSOFT CORP                           COM     594918104      210      8293   SH           SOLE               8293     0      0
NATIONAL OILWELL VARCO INC                       637071101      410      5175   SH           SOLE               5175     0      0
NUVEEN INSD TAX-FREE ADVANTAGE
  MUN FD                                 COM     670657105      167     12713                SOLE              12713     0      0
OCCIDENTAL PETE CORP DEL                 COM     674599105      202      1936   SH           SOLE               1936     0      0
PEPSICO INC                              COM     713448108      836     12986   SH           SOLE              12986     0      0
POWERSHARE QQQ TR                                73935A104     3698     64386   SH           SOLE              64386     0      0
POWERSHARES WATER RESOURCE                P      73935X575      235     11547   SH           SOLE              11547     0      0
POWERSHARES OIL SERVICES                         73935X625     1017     38579   SH           SOLE              38579     0      0
PRAXAIR INC                              COM     74005P104     1013      9971   SH           SOLE               9971     0      0
PRICE T ROWE GROUP INC                           74144T108      849     12782   SH           SOLE              12782     0      0
PROCTER & GAMBLE CO                      COM     742718109      713     11577   SH           SOLE              11577     0      0
PRUDENTIAL FINANCIAL INC                         744320102      381      6187   SH           SOLE               6187     0      0
RYDEX ETF TR S&P 500 EQUAL
  WEIGHTED INDEX FD                              78355W106      402      7967   SH           SOLE               7967     0      0
SPDR TRUST UNIT                                  78462F103     5195     39178   SH           SOLE              39178     0      0
SPDR GOLD TRUST ETF                              78463V107      286      2045   SH           SOLE               2045     0      0
SPDR DOW JONES INDL AVERAGE                      78467X109      758      6158   SH           SOLE               6158     0      0
SCHLUMBERGER LTD                         COM     806857108      927      9938   SH           SOLE               9938     0      0
SPDR-BASIC MATERIALS                             81369Y100      546     13647   SH           SOLE              13647     0      0
SPDR - CONSUMER STAPLES                          81369Y308      482     16099   SH           SOLE              16099     0      0
SPDR CONSUMER DISCRETIONARY                      81369Y407      570     14609   SH           SOLE              14609     0      0
SPDR-ENERGY                                      81369Y506      680      8525   SH           SOLE               8525     0      0
S&P FINANCIAL SELECT SECTOR
  SPDRFUND                                       81369Y605      167     10200   SH           SOLE              10200     0      0
SPDR-INDUSTRIAL                                  81369Y704      599     15893   SH           SOLE              15893     0      0
STATE ST CORP                                    857477103      478     10636   SH           SOLE              10636     0      0
TEXAS INSTRS INC                         COM     882508104      399     11554   SH           SOLE              11554     0      0
VERIZON COMMUNICATIONS                           92343V104     1459     37856   SH           SOLE              37856     0      0
WASTE MANAGEMENT INC                             94106L109      655     17550   SH           SOLE              17550     0      0

GRAND TOTALS                                                  66360   1495584                                1492584  3000      0